NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Contingent Guarantee (Details) - USD ($)			3 Months Ended	5 Months Ended		6 Months Ended
	Aug. 09, 2024	Feb. 09, 2024	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2024
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Contingent guarantee		$ 3,256,863		$ 3,256,863	$ 3,256,863
Shares of Founder Shares Transferred		885,010
Value of founder shares transferred		$ 4,000,000
Contingent Guarantee Deemed Value		0
Amount of cash recovered through transfer of shares				$ 743,137	$ 743,137
Shares issued to additional consideration for delayed payments (in shares)						1,234,990
Reduction in the contingent guarantee						$ 1,210,290
Stock Issued for Contingent Guarantee	$ 2,886,347
Percentage of convenience fees	5.00%
Amount of convertible notes issued	$ 3,030,665
Initial value of derivative included in merger financing						113,044
Interest expense on the principal			$ 100,685			157,594
Amortization of debt discount			18,944			29,651
Derivative liability, carrying balance			$ 3,104,866			3,104,866
Unamortized debt discount						$ 83,393
Short term
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Value of founder shares transferred		$ 8,850,100